Summary of significant accounting policies and estimates	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of significant accounting policies and estimates
Summary of significant accounting policies and estimates

2. Summary of Significant Accounting Policies and Estimates

Interim Financial Statements

In the opinion of management, the accompanying condensed consolidated balance sheets and related interim condensed consolidated statements of operations and cash flows include all adjustments, consisting of normal recurring items necessary for their fair presentation in conformity with accounting principles generally accepted in the United States. Interim results are not necessarily indicative of results for a full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes to those statements, included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010.

Basis of Presentation

The condensed consolidated financial statements include the accounts of Crown Media Holdings and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with generally accepted accounting principles requires the consideration of events or transactions that occur after the balance sheet date but before the financial statements are issued. Depending on the nature of the subsequent event, financial statement recognition or disclosure of the subsequent event is required.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenue and expenses. Such estimates include the collectibility of accounts receivable, the valuation of goodwill, intangible assets, and other long-lived assets, legal contingencies, indemnifications, and assumptions used in the calculation of income taxes and valuation allowance, among others. A significant non-recurring use of estimates occurred in the course of recording the Company’s June 2010 troubled debt restructuring which required that the Company estimate the fair values of preferred stock and common stock issued in the Recapitalization.

All of the estimates that are employed are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes, if any, in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Allowance for Doubtful Accounts

The allowance for doubtful accounts is based upon the Company’s assessment of probable loss related to uncollectible accounts receivable.  The Company uses a number of factors in determining the allowance, including, among other things, collection trends. The Company’s bad debt expense was $6,000 and $129,000 for the three months ended June 30, 2010 and 2011, respectively. The Company’s bad debt expense was $32,000 and $301,000 for the six months ended June 30, 2010 and 2011, respectively.

Fair Value of Financial Instruments

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “ASC”) Topic 820, Fair Value Measurements and Disclosures, provides guidance which defines fair value, establishes a framework for measuring fair value and specifies disclosures about fair value measurements. We determine fair value as an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

The Company does not have balance sheet items carried at fair value on a recurring basis. Significant balance sheet items which are subject to non-recurring fair value measurements consist of impairment valuations of goodwill and property and equipment. In the course of recording the Company’s June 2010 troubled debt restructuring, the Company estimated the fair values of its preferred and common stock issued in the Recapitalization.  The standard did not have a significant impact on the determination of fair value related to non-financial assets and non-financial liabilities in 2011.

Net Income (Loss) per Share

Basic net income (loss) per share for each period is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share for each period is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares plus potentially dilutive common shares outstanding except whenever any such effect would be antidilutive.  Potential common shares consist of incremental common shares issuable upon the exercise of stock options and common shares issuable upon conversion of the preferred stock.

Net income attributable to common stockholders for the three and six months ended June 30, 2011, respectively, reflects allocations in favor of preferred stockholders for (i) imputed preferred stock dividends for financial reporting purposes of $839,000 and $1.6 million, (ii) cumulative preferred stock dividends of $6.4 million and $12.8 million, and (iii) the potential participation in common stock dividends (equivalent to approximately 71.2 million shares of common stock) of $2.4 million and $11.8 million. Such considerations were not applicable to the three and six months ended June 30, 2010.  Approximately 39,000 and 50,000 stock options for the three and six months ended June 30, 2011, respectively, and approximately 73,000 and 80,000 stock options for the three and six months ended June 30, 2010, respectively, have been excluded from the determination of diluted net income or loss per share because the individual effect in each instance was antidilutive.

Concentration of Risk

Financial instruments, which potentially subject Crown Media Holdings to a concentration of credit risk, consist primarily of cash, cash equivalents and accounts receivable. Generally, Crown Media Holdings does not require collateral to secure receivables. Crown Media Holdings has no significant off-balance sheet financial instruments with risk of accounting losses.

Four and five of our distributors each accounted for more than 10% of our consolidated subscriber revenue for  the three months ended June 30, 2010 and 2011, respectively, and together accounted for a total of 63% and 83% of consolidated subscriber revenue during the three months ended June 30, 2010 and 2011, respectively.  Three of our distributors each accounted for approximately 15% or more of our consolidated subscribers for both the three months ended June 30, 2010 and 2011, respectively, and together accounted for 60% of our subscribers during both the three months ended June 30, 2010 and 2011, respectively.

Four of our distributors each accounted for more than 10% of our consolidated subscriber revenue for the six months ended June 30, 2010 and 2011, respectively, and together accounted for a total of 64% and 74% of consolidated subscriber revenue during the six months ended June 30, 2010 and 2011, respectively.  Three of our distributors each accounted for approximately 15% or more of our consolidated subscribers for both the six months ended June 30, 2010 and 2011, respectively, and together accounted for 60% of our subscribers during both the six months ended June 30, 2010 and 2011, respectively.

Four and three of our programming content providers each accounted for more than 10% of our total license fees payable for both the six months ended June 30, 2010 and 2011, and together accounted for a total of 71% and 57% of the consolidated programming liability, respectively.

Recently Issued Accounting Pronouncements

In October 2009, the FASB issued Accounting Standards Update, 2009-13, Revenue Recognition (ASC Topic 605): Multiple Deliverable Revenue Arrangements — A Consensus of the FASB Emerging Issues Task Force. This update provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific nor third-party evidence is available. The adoption of this guidance on January 1, 2011, did not have a material impact on our consolidated financial statements.

In January 2010, the FASB issued guidance that requires reporting entities to make new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. The adoption of this guidance did not have a material impact on our consolidated financial statements.

On January 1, 2011, the Company adopted changes issued by the FASB regarding the testing of goodwill for impairment. These changes require an entity to perform all steps in the test for a reporting unit whose carrying value is zero or negative if it is more likely than not (more than 50%) that a goodwill impairment exists based on qualitative factors. This will result in the elimination of an entity’s ability to assert that such a reporting unit’s goodwill is not impaired and additional testing is not necessary despite the existence of qualitative factors that indicate otherwise. Based on the most recent impairment review of the Company’s goodwill (November 2010), the adoption of these changes had no impact on our consolidated financial statements.

In May 2011, the FASB issued amendments to disclosure requirements for common fair value measurement. These amendments, effective for the interim and annual periods beginning on or after December 15, 2011 (early adoption is prohibited), result in a common definition of fair value and common requirements for measurement of and disclosure requirements between U.S. GAAP and IFRS. Consequently, the amendments change some fair value measurement principles and disclosure requirements. The implementation of this amended accounting guidance is not expected to have a material impact on our consolidated financial position and results of operations.

In June 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU No. 2011-05 requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements, eliminating the option to present other comprehensive income in the statement of changes in equity. Under either choice, items that are reclassified from other comprehensive income to net income are required to be presented on the face of the financial statements where the components of net income and the components of other comprehensive income are presented. This amendment is effective for the Company in 2012 and will be applied retrospectively. This amendment will not change the manner in which the Company presents comprehensive income.

2.   Summary of significant accounting policies and estimates

Basis of presentation

The consolidated financial statements include the accounts of Crown Media Holdings and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the collectibility of accounts receivable, the valuation of goodwill, intangible assets, and other long-lived assets, legal contingencies, indemnifications, and assumptions used in the calculation of income taxes, among others. A significant non-recurring use of estimates occurred in the course of recording the Company's June 2010 troubled debt restructuring which required that the Company estimate the fair values of preferred stock and common stock issued in the Recapitalization.

All of the estimates that are employed are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes, if any, in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less that are readily convertible into cash and are not subject to significant risk from fluctuations in interest rates. As a result, the carrying amount of cash and cash equivalents approximates fair value.

Allowance for doubtful accounts

The allowance for doubtful accounts is based upon the Company's assessment of probable loss related to uncollectible accounts receivable. The Company uses a number of factors in determining the allowance, including, among other things, collection trends.

The activity in the allowance for doubtful accounts for each of the three years ending December 31, 2008, 2009, and 2010, is as follows (in thousands):

	Balance at beginning of year	Additions charged to expense	Deductions	Balance at end of year

Allowance for doubtful accounts
Year-ended December 31, 2008	$242	$ 75	$ (23)	$294
Year-ended December 31, 2009	$294	$1,303	$(1,121)	$476
Year-ended December 31, 2010	$476	$ 183	$ (518)	$141

Program license fees

Program license fees are incurred in connection with the Company's acquisition of rights to broadcast programs acquired from others. The cost of individual program rights is deferred and then amortized on a straight-line basis over its contractual license period or, if shorter, the period of its anticipated use. As a measure of recoverability, the Company, when necessary, compares the aggregate carrying value of its program licenses to the estimated future revenue associated with their future broadcast use. If the measure indicated that the carrying value exceeded estimated future revenue, the Company would reduce the carrying value to an amount equal to the estimated net realizable revenue with a corresponding impairment charge to programming costs.

Subscriber acquisition fees

In the past, under certain agreements with major domestic pay distributor systems, Crown Media United States was obligated to pay subscriber acquisition fees if defined subscriber levels were met or in order to obtain additional carriage of the Hallmark Channel by those pay distributors.

Subscriber acquisition fees are amortized over the contractual life of the distribution agreements (ranging from 1 to 9 years) as a reduction of subscriber fee revenue. Crown Media Holdings assesses the recoverability of these costs periodically by comparing the net carrying amount to the estimates of future subscriber fee revenue. The Company also assesses the recoverability of these fees whenever events such as changes in distributor relationships occur or other indicators suggest impairment.

Subscriber acquisition fee assets are a component of prepaid and other assets and subscriber acquisition fee liabilities are a component of accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

Property and equipment

Property and equipment is stated at historical cost, net of accumulated depreciation and amortization. Equipment under capital leases are initially recorded at the present value of the minimum lease payments.

Depreciation on equipment is calculated using the straight-line method over the estimated useful lives of the assets. Equipment held under capital leases and leasehold improvements are amortized straight-line over the shorter of the lease term or estimated useful life of the asset.

When property and equipment is sold or otherwise disposed of, the cost and related accumulated depreciation or amortization are removed from the accounts and any resulting gain or loss is included in the results of operations. The costs of normal maintenance and repairs are charged to expense when incurred.

Long-lived assets

The Company reviews long-lived assets, other than goodwill and other intangible assets with indefinite lives, for impairment whenever facts and circumstances indicate that the carrying amounts of the assets may not be recoverable. Recoverability of assets to be held and used is evaluated by comparing the carrying amount of an asset to the estimated undiscounted future net cash flows expected to be generated by the asset including its ultimate disposal. If the asset's carrying value is not recoverable, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its fair value. The Company estimates fair values by using a combination of comparable market values and discounted cash flows, as appropriate.

Goodwill is reviewed for impairment annually as of November 30 and whenever the occurrence of an event or a change in circumstances would suggest that the carrying value of goodwill might be in excess of its fair value. In the event that the carrying value of goodwill was found to exceed its estimated fair value, the carrying value of goodwill would be reduced to its estimated fair value through an impairment charge to the Company's consolidated statements of operations.

The Company performed its annual impairment assessment for its goodwill and other non-amortizable intangible assets as of November 30 using a market approach to determine fair value. Business enterprise value is equal to common equity at market value plus debt at market value plus preferred equity at market value less cash and cash equivalents. The Company estimated the fair values of the Term A and Term B loans using discount rates of 11.2% and 11.5%, respectively. The full $25.0 million redemption value of the company obligated mandatorily redeemable preferred interest was paid to VISN Management Corp. on December 1, 2010; therefore, the fair market value as of November 30, 2010, was $25.0 million. The Company has valued its redeemable Preferred Stock at its liquidation preference based on a recent valuation. The Company valued its common shares using the November 30, 2010, closing NASDAQ stock price.

Legal costs and contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonably estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable.

Leases

The Company accrues rent expense on a straight line basis over the lease term.

Assets subject to capital leases are capitalized as property and equipment at the inception of the lease. Capitalized lease assets are depreciated over their estimated useful lives; the related liabilities are included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

Fair value of financial instruments

Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "ASC") Topic 820, Fair Value Measurements and Disclosures, provides guidance which defines fair value, establishes a framework for measuring fair value and specifies disclosures about fair value measurements. On January 1, 2008 we adopted that portion of the standard that relates to those financial assets and liabilities and nonfinancial assets and liabilities which are recognized or disclosed at fair value on a recurring basis (that is, at least annually). On January 1, 2009, subject to the FASB's delayed implementation, we adopted the remaining provisions of the standard. After adoption, we now determine fair value as an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

The Company does not have balance sheet items carried at fair value on a recurring basis as well as similar assets and liabilities. Significant balance sheet items which are subject to non-recurring fair value measurements consist of impairment valuations of goodwill and property and equipment. In the course of recording the Company's June 2010 troubled debt restructuring, the Company estimated the fair values of its preferred and common stock issued in the Recapitalization. The standard has not had a significant impact on the determination of fair value related to non-financial assets and non-financial liabilities in 2010.

Revenue recognition

Subscriber revenue from pay television distributors is recognized as revenue when an agreement is executed, programming is provided, the price is fixed and determinable, and collectibility is reasonably assured. Subscriber fees from pay television distributors are recorded net of amortization of subscriber acquisition costs.

Advertising revenue, net of agency commissions, is recognized in the period in which related commercial spots or long form programming are aired and as ratings guarantees to advertisers are achieved. Agency commissions are calculated based on a stated percentage applied to gross billing revenue for the Company's broadcasting operations. Customers remit the gross billing amount to their agency and the agency remits gross billings less their commission to the Company. Payments received in advance of being earned are recorded as deferred revenue.

Audience deficiency unit liability

Audience deficiency units ("ADUs") are units of inventory (rights to utilize future advertising timeframes) that are made available to advertisers as fulfillment for past advertisements in programs that under-delivered on the guaranteed viewership ratings. The related liability results when impressions delivered on guaranteed ratings are less than the impressions guaranteed to advertisers. The liability is reduced and revenue is recognized when the Company airs the advertisement during another program to "make-good" on the under-delivery of impressions or the obligation expires contractually. The Company typically does not remit cash to advertisers in satisfaction of such deficiencies.

Contracts executed in the 2010/2011 upfront period require that the Company use its best efforts to run sufficient make-good advertising spots within 12 months to achieve the impressions guarantees. If the Company does not make-good within 12 months, the Company is no longer obligated to satisfy the under-delivery of the guaranteed impressions. Under previous contracts, the Company did not have the obligation to satisfy under-delivery of guaranteed impressions within 12 months and approximately $855,000 of the Company's make-good obligations simply lapsed in 2010 due to the expiration of the applicable state's statute of limitations for contracts. While the Company now has an obligation to use its best efforts to make-good on any under-delivery of guaranteed impressions within 12 months, it also will have the benefit of being able to relieve the make-good obligations earlier than it has been able to do historically.

Marketing expense

The Company expenses marketing costs as incurred. Marketing expense was $19.6 million, $6.6 million and $10.2 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Taxes on income

Pursuant to the tax sharing agreement entered into with Hallmark Cards in March 2003, the Company's results of operations for tax purposes became a part of the Hallmark Cards consolidated federal tax return as of and subsequent to March 2003. However, the Company continues to account for income taxes on a separate return basis. Accordingly, the Company accounts for income taxes using an asset and liability method which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company reduces deferred tax assets by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized without regard to the Tax Sharing Agreement. All payments received from Hallmark Cards under the tax sharing agreement are recorded as increases in additional paid-in capital and amounts the Company owes Hallmark Cards for its share of the consolidated federal tax liability caused by the inclusion of the Company in the consolidated group are treated as a reduction to paid-in capital. Conversely, related payments made by the Company to Hallmark Cards are recorded as a reduction of additional paid-in capital but only to the extent of prior payments received.

Stock-based compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the period during which the holder is required to provide services in exchange for the award, i.e., usually the vesting period. See Note 14 for further information regarding our stock-based compensation assumptions and expenses.

Net income (loss) per share

Basic net income (loss) per share for each period is computed by dividing net income (loss) attributable to common stock by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share for each period is computed by dividing net income (loss) attributable to common stock by the weighted average number of common shares plus potentially dilutive common shares outstanding except whenever any such effect would be antidilutive. Potential common shares consist of incremental common shares issuable upon the exercise of stock options and common shares issuable upon conversion of the preferred stock. Approximately 341,000, 87,000 and 65,000 stock options for the years ended December 31, 2008, 2009 and 2010, respectively, and 71.2 million shares upon the conversion of the preferred stock for the year ended December 31, 2010, have been excluded from the determination of diluted net income or loss per share because the individual effect in each instance was antidilutive.

Net income attributable to common stockholders reflects allocations in favor of preferred stockholders for (i) imputed preferred stock dividends for financial reporting purposes of $13.9 million and (ii) the potential participation in common stock dividends (equivalent to approximately 71.2 million shares of common stock) of $2.4 million.

Concentration of credit risk

Financial instruments, which potentially subject Crown Media Holdings to a concentration of credit risk, consist primarily of cash, cash equivalents and accounts receivable. Generally, Crown Media Holdings does not require collateral to secure receivables. Crown Media Holdings has no significant off-balance sheet financial instruments with risk of accounting losses.

Five, five and four of our distributors each accounted for more than 10% of our subscriber revenue for the years ended December 31, 2008, 2009 and 2010, and together accounted for a total of 77%, 75% and 66% of subscriber revenue during the years ended December 31, 2008, 2009 and 2010, respectively. Three of our distributors each accounted for approximately 15% or more of our subscribers for the years ended December 31, 2008, 2009 and 2010, respectively, and together accounted for 61%, 61% and 60% of our Hallmark Channel subscribers during the years ended December 31, 2008, 2009 and 2010, respectively.

Four and three of our programming content providers accounted for more than 10% of our total license fees payable as of December 31, 2009 and 2010, respectively, and together accounted for a total of 75% and 53% of the license fees payable, respectively.

Recently issued accounting pronouncements

In October 2009, the FASB issued Accounting Standards Update, 2009-13, Revenue Recognition (ASC Topic 605): Multiple Deliverable Revenue Arrangements—A Consensus of the FASB Emerging Issues Task Force. This update provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific nor third-party evidence is available. The Company will be required to apply this guidance for fiscal years beginning on or after June 15, 2010, prospectively for revenue arrangements entered into or materially modified after January 1, 2011; however, earlier application is permitted. The adoption of this guidance will not have a material impact on our consolidated financial statements.

In January 2010, the FASB issued guidance that requires reporting entities to make new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. The guidance is effective for annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures that are effective for annual periods beginning after December 15, 2010. The adoption of this guidance did not have a material impact on our consolidated financial statements.